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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];  Amendment Number: __________
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Russell Hawkins
Title: Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


         /s/ Russell Hawkins             Houston, Texas        August 3, 2009
            [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:         25

Form 13F Information Table Value Total:   $652,577
                                        (thousands)

List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HEINEKEN HOLDING NV            COM              b0cch46        397    12500 SH       SOLE                    12500
HEINEKEN NV                    COM              7792559       2781    75000 SH       SOLE                    75000
ALLEGHANY CORP DEL COM         COM              017175100     2958    10914 SH       SOLE                    10914
AUTOMATIC DATA PROC            COM              053015103    42528  1200000 SH       SOLE                  1200000
CHUBB CORP                     COM              171232101    59820  1500000 SH       SOLE                  1500000
CINCINNATI FINL CORP COM       COM              172062101     7822   350000 SH       SOLE                   350000
COCA COLA CMN                  COM              191216100    69585  1450000 SH       SOLE                  1450000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    51525   900000 SH       SOLE                   900000
EXPEDIA INCCMN                 COM              30212p105     9066   600000 SH       SOLE                   600000
HUNTSMAN CORP COM              COM              447011107     9557  1900000 SH       SOLE                  1900000
JOHNSON & JOHNSON              COM              478160104    36920   650000 SH       SOLE                   650000
LEUCADIA NATL CORP COM         COM              527288104     8436   400000 SH       SOLE                   400000
MICROSOFT CORP                 COM              594918104    14262   600000 SH       SOLE                   600000
MONSANTO CO NEW DEL  COM       COM              61166w101    18585   250000 SH       SOLE                   250000
MSCI JAPAN ISHARES             COM              464286848     9430  1000000 SH       SOLE                  1000000
NORTH AMERN ENERGY PAR COM     COM              656844107     2436   400000 SH       SOLE                   400000
OAKTREE CAP GROUP LLC UNIT CL  COM                           48820  2441000 SH       SOLE                  2441000
PHILIP MORRIS INTL INC COM     COM              718172109    69792  1600000 SH       SOLE                  1600000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107    66118  1300000 SH       SOLE                  1300000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    12547   250000 SH       SOLE                   250000
SOUTHWEST AIRLINES CO          COM              844741108    13460  2000000 SH       SOLE                  2000000
SPDR GOLD TRUST GOLD SHS       COM              78463v107    10030   110000 SH       SOLE                   110000
STATE STREET CORP              COM              857477103    33134   702000 SH       SOLE                   702000
UNITED PARCEL SERVICE CL B     COM              911312106    15097   302000 SH       SOLE                   302000
UNITEDHEALTH GROUP INCCMN      COM              91324p102    37470  1500000 SH       SOLE                  1500000